Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories
16	Inventories
See accounting policy in note 36(G).

	2022 $	2021 $
Consumables and reagent	3,662,303	4,404,959
Work in progress	137,106	—
Finished goods	734,663	2,424,267

	4,534,072	6,829,226

In 2022, 2021 and 2020, inventories of $57,442,036, $52,701,330 and $10,412,753, respectively, were recognized as an expense during the year and included in ‘direct costs’.
In addition, inventories have been reduced by $2,055,859 as a result of the write-down to net realizable value. This write-down was recognized as an expense during 2022.
The write-downs are included in ‘direct costs’.
All inventories are expected to be recovered within one year.